Supplemental Disclosures of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Schedule of interest paid in cash
	For the year ending December 31,
	2013	2012
To a financial institution	$369,487	$446,922
To a related party	-	15,123
Total	$369,487	$462,045